UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07857

                           OPPENHEIMER REAL ASSET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 05/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.6%
------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                               $    527,080    $       525,449
------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                 5,457,598          5,434,934
------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 2                                  645,555            135,567
------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                            4,561,000          4,519,151
------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed
Nts., Series 2000-14, Cl. 2, 8.61%, 9/30/08 2                             3,100,571            592,829
------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                     683,760            681,508
                                                                                       ---------------
Total Asset-Backed Securities (Cost $14,995,080)                                            11,889,438
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--17.2%
------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                    2,787,709          2,742,879
------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                    1,119,867          1,067,587
------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                  14,100,445         14,126,884
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                     951,353            953,095
------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                                               385,524            393,758
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                                     2,516,809          2,387,231
6%, 7/1/17                                                                2,317,098          2,335,196
7%, 11/1/22-12/1/34                                                       7,250,638          7,441,212
7%, 9/1/32 3                                                              2,207,443          2,265,522
8%, 4/1/16                                                                  189,167            200,311
9%, 8/1/22-5/1/25                                                            49,897             53,599
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates, Series
2116, Cl. ZA, 6%, 1/15/29                                                11,954,749         11,969,157
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 177, Cl. B, 13.286%, 7/1/26 4                1,230,383            292,473
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                             4,223,426          4,005,989
4.50%, 6/1/21 5                                                           2,600,000          2,461,061
5%, 7/1/36 5                                                             44,557,000         41,772,188
5.50%, 6/1/21-7/1/36 5                                                   68,619,000         67,030,660
6%, 8/1/16-11/1/32                                                       28,239,757         28,194,604
6.50%, 12/1/28                                                            1,536,274          1,557,975
6.50%, 6/1/36-7/1/36 5                                                  115,838,000        116,814,800
7%, 11/1/17                                                               5,361,738          5,509,910
8.50%, 7/1/32                                                                35,411             38,198
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 294, Cl. 2, 14.475%, 2/1/28 4                                         968,873            245,017
Trust 321, Cl. 2, 12.928%, 4/1/32 4                                       4,333,193          1,160,039


1                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                $  1,081,000    $     1,040,865
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                   2,050,000          1,987,915
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                   4,340,000          4,232,569
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                  74,339             79,425
------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                                                   1,500,000          1,444,417
------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                     5,240,000          5,111,939
                                                                                       ---------------
Total Mortgage-Backed Obligations (Cost $331,090,397)                                      328,916,475
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--16.2%
------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                        90,000             89,143
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
5.125%, 4/18/08                                                             130,000            129,589
5.50%, 7/15/06 6                                                        136,211,000        136,250,365
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.75%, 6/16/06 14                                                         8,300,000          8,288,007
2.50%, 6/15/06 7                                                         20,290,000         20,268,635
3.125%, 7/15/06 6,7                                                      68,000,000         67,827,348
5.25%, 6/15/06 7                                                         50,000,000         49,999,400
------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 4.91%, 6/15/06 6,7                                  20,000,000         19,967,761
------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 9/15/10 6,7                                                       2,665,000          2,548,513
4.625%, 2/29/08-3/31/08 7                                                 2,350,000          2,333,482
4.875%, 4/30/08 7                                                         1,205,000          1,201,706
                                                                                       ---------------
Total U.S. Government Obligations (Cost $309,269,525)                                      308,903,949
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--18.9%
------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (Chicago Branch), 7.55% Unsec. Sub. Nts., 6/28/06        7,990,000          8,002,273
------------------------------------------------------------------------------------------------------
Alabama Power Co., 2.80% Sr. Unsec. Unsub. Nts., Series Y, 12/1/06        6,080,000          6,002,881
------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding II, 2.625% Nts., 10/22/06 8             1,495,000          1,479,024
------------------------------------------------------------------------------------------------------
American Express Co., 5.50% Nts., 9/12/06 6                               2,220,000          2,221,863
------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07               7,000,000          7,120,757
------------------------------------------------------------------------------------------------------
Baltimore Gas & Electric Co., 5.25% Unsec. Nts., 12/15/06                 4,800,000          4,792,224
------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.875% Nts., 1/15/08 6                               500,000            488,135
------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts.,
2/15/08 6                                                                   470,000            457,330
------------------------------------------------------------------------------------------------------
Barrick Gold Finance Co., 7.50% Unsec. Debs., 5/1/07                      5,000,000          5,088,320
------------------------------------------------------------------------------------------------------
BellSouth Corp., 5% Nts., 10/15/06                                        8,732,000          8,715,916
------------------------------------------------------------------------------------------------------
Block Financial Corp., 8.50% Sr. Unsec. Unsub. Nts., 4/15/07              7,860,000          8,034,869
------------------------------------------------------------------------------------------------------
Bottling Group LLC, 2.45% Sr. Unsec. Nts., 10/16/06                       3,870,000          3,830,228
------------------------------------------------------------------------------------------------------
Burlington Resources Finance Co., 5.60% Sr. Unsec. Nts., 12/1/06          8,075,000          8,081,953
------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 6.45% Unsec. Nts., 7/15/06                 4,905,000          4,911,749
------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                           825,000            863,539
------------------------------------------------------------------------------------------------------
CIT Group, Inc., 2.875% Sr. Nts., 9/29/06                                 2,020,000          2,004,921
------------------------------------------------------------------------------------------------------
Citicorp, 7.75% Sub. Nts., 6/15/06                                        5,790,000          5,793,532
------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                                           770,000            782,666
------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.:
2.50% Unsec. Unsub. Nts., 9/15/06                                         2,175,000          2,156,608


2                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
5.375% Unsec. Unsub. Nts., 8/15/06                                     $  1,041,000    $     1,041,068
------------------------------------------------------------------------------------------------------
Commonwealth Edison Co., 8.25% First Mtg. Nts., Series 76, 10/1/06        2,235,000          2,253,803
------------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45% Nts., 10/15/06                                  8,695,000          8,694,661
------------------------------------------------------------------------------------------------------
Consolidated Natural Gas Co., 5.375% Sr. Unsec. Unsub. Nts.,
Series B, 11/1/06                                                         5,000,000          4,996,130
------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:
5.50% Nts., 8/1/06                                                        4,200,000          4,201,915
5.50% Nts., Series K, 2/1/07 6                                              635,000            635,155
5.625% Nts., Series K, 5/15/07                                            5,000,000          5,007,385
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA):
5.75% Unsec. Nts., 4/15/07                                                  600,000            601,499
5.875% Nts., 8/1/06                                                       6,790,000          6,795,147
5.21% Nts., 6/19/06 1                                                     2,500,000          2,500,000
------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co., 5% Unsec. Nts., 11/15/06                     7,000,000          6,968,871
------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               615,000            615,000
------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co., 8.25% Unsec. Debs., 9/15/06                1,000,000          1,007,893
------------------------------------------------------------------------------------------------------
EOG Resources, Inc., 6.70% Unsec. Nts., 11/15/06                          4,600,000          4,621,298
------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                               1,260,000          1,363,876
------------------------------------------------------------------------------------------------------
First Data Corp., 4.70% Nts., 11/1/06                                     1,000,000            997,338
------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                           430,000            422,093
------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06       12,260,000         12,260,000
------------------------------------------------------------------------------------------------------
Household Finance Corp., 7.20% Sr. Unsec. Nts., 7/15/06                   2,880,000          2,885,708
------------------------------------------------------------------------------------------------------
HSBC Bank plc, 7.625% Unsec. Sub. Nts., 6/15/06                           4,200,000          4,202,554
------------------------------------------------------------------------------------------------------
John Hancock Global Funding II:
5% Nts., 7/27/07 8                                                          760,000            754,446
5.625% Nts., 6/27/06 8                                                      800,000            800,127
------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5% Sr. Unsec. Nts., 11/15/06                         50,000             49,847
------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
4% Nts., 2/1/08                                                             800,000            781,518
5.625% Sr. Unsub. Nts., 8/15/06                                           8,160,000          8,164,872
------------------------------------------------------------------------------------------------------
KeyCorp:
3.05% Sr. Nts., Series G, 11/22/06                                        5,000,000          4,942,325
7.50% Sub. Nts., 6/15/06                                                    395,000            395,215
------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV, 8.375% Nts., 9/15/06          5,000,000          5,038,155
------------------------------------------------------------------------------------------------------
Korea Development Bank, 5.25% Nts., 11/16/06                              4,350,000          4,341,465
------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                   6,150,000          6,130,345
------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                                  460,000            462,363
------------------------------------------------------------------------------------------------------
Loews Corp., 6.75% Unsec. Nts., 12/15/06                                  6,880,000          6,909,598
------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                         1,130,000          1,091,818
------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                           500,000            501,475
------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06               2,222,000          2,233,299
------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 5.25% Unsec. Nts., 7/1/06                              1,185,000          1,184,893
------------------------------------------------------------------------------------------------------
MGIC Investment Corp., 6% Sr. Unsec. Nts., 3/15/07                        5,100,000          5,106,798
------------------------------------------------------------------------------------------------------
MidAmerican Energy Co., 6.375% Nts., 6/15/06                              7,948,000          7,950,106
------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                   910,000            898,640
------------------------------------------------------------------------------------------------------
Monumental Global Funding II, 3.85% Nts., 3/3/08 8                        1,120,000          1,088,409
------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                 443,000            449,747
------------------------------------------------------------------------------------------------------
NIKE, Inc., 5.50% Sr. Unsec. Nts., 8/15/06                                3,755,000          3,754,215
------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 3.20% Nts., 11/1/06                                 680,000            673,706
------------------------------------------------------------------------------------------------------
PacifiCorp, 5.65% Bonds, 11/1/06                                          5,965,000          5,968,758


3                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 8   $ 10,908,333    $    10,695,817
------------------------------------------------------------------------------------------------------
PNC Funding Corp., 5.75% Sr. Unsec. Nts., 8/1/06                          8,645,000          8,649,227
------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125% Nts., Series E, 10/15/06              9,106,000          9,127,090
------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 8                           1,800,000          1,728,605
------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 6.375% Sr. Nts., 7/23/06 8           9,825,000          9,838,686
------------------------------------------------------------------------------------------------------
PSI Energy, Inc., 6.65% Sr. Sec. Bonds, Series EEE, 6/15/06               3,400,000          3,401,057
------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125% Bonds, 8/1/06                         9,145,000          9,154,520
------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                              2,185,000          2,139,952
------------------------------------------------------------------------------------------------------
SLM Corp., 5.625% Unsec. Nts., Series A, 4/10/07                          7,000,000          7,008,981
------------------------------------------------------------------------------------------------------
Societe Generale New York, 7.40% Jr. Unsec. Sub. Nts., 6/1/06             3,360,000          3,360,000
------------------------------------------------------------------------------------------------------
Sony Capital Corp., 4.95% Nts., 11/1/06 8                                 4,900,000          4,877,984
------------------------------------------------------------------------------------------------------
Southern Co. Capital Funding, Inc., 5.30% Sr. Unsec. Unsub. Nts.,
Series A, 2/1/07                                                          2,000,000          1,992,492
------------------------------------------------------------------------------------------------------
SouthTrust Bank NA, 4.85% Sr. Nts., 6/1/06 1                              8,000,000          8,000,000
------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78% Unsec. Nts., 8/17/06                          9,290,000          9,275,935
------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc. (The), 5.75% Nts., 3/15/07                            7,375,000          7,389,662
------------------------------------------------------------------------------------------------------
Teachers Insurance & Annuity Assn. Global Markets, Inc., 3.875%
Sr. Unsec. Nts., 1/22/08 8                                                1,750,000          1,704,719
------------------------------------------------------------------------------------------------------
Textron Financial Corp., 2.75% Nts., Series E, 6/1/06                     8,830,000          8,830,000
------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.18% Nts., 8/15/07 6                               890,000            916,037
------------------------------------------------------------------------------------------------------
Torchmark Corp., 6.25% Nts., 12/15/06                                     5,000,000          5,008,455
------------------------------------------------------------------------------------------------------
Tribune Co., 6.875% Nts., 11/1/06                                         6,900,000          6,924,861
------------------------------------------------------------------------------------------------------
US Trust Co. New York, 5.13% Certificate of Deposit, 9/12/06 1            6,670,000          6,672,168
------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts., 12/15/06                5,860,000          5,857,269
------------------------------------------------------------------------------------------------------
Vodafone Group plc, 3.95% Unsec. Nts., 1/30/08                              860,000            838,345
------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.:
5.625% Sr. Unsec. Nts., 1/15/07                                           2,222,000          2,223,498
7.50% Sr. Unsec. Nts., 8/15/06                                            1,690,000          1,697,079
                                                                                       ---------------
Total Corporate Bonds and Notes (Cost $361,120,920)                                        359,884,761
------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--22.5%
------------------------------------------------------------------------------------------------------
AIG International, Inc.:
Goldman Sachs Commodity Index Total Return Linked Securities,
4.66%, 11/9/06 9                                                         40,000,000         41,481,920
Goldman Sachs Commodity Index Total Return Linked Securities,
5.23%, 5/25/07 9                                                         50,000,000         44,075,000
------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Securities,
4.90%, 2/27/07 9                                                         60,000,000         74,294,700
Goldman Sachs Commodity Index Total Return Linked Securities,
4.944%, 3/27/07 9                                                        34,000,000         44,276,976
Goldman Sachs Commodity Index Total Return Linked Securities,
4.95%, 3/19/07 9                                                         40,000,000         52,112,880
Goldman Sachs Commodity Index Total Return Linked Securities,
4.98%, 4/3/07 9                                                          38,000,000         44,615,078
------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.659%, 11/30/07 1                                         8,813,827          8,695,766


4                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
STRUCTURED NOTES CONTINUED
------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Goldman Sachs Commodity
Index Total Return Linked Securities, 4.959%, 3/5/07 1,9               $ 90,000,000    $   119,033,100
                                                                                       ---------------
Total Structured Notes (Cost $360,883,760)                                                 428,585,420

                                                       STRIKE
                                           DATE         PRICE             CONTRACTS
------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
------------------------------------------------------------------------------------------------------
Heating Oil Futures, 8/31/06 Put 10     8/28/06          $200                   330          1,272,348
(Cost $1,386,825)

                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--3.1%
------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp., 5.01%, 6/9/06 11                              $  5,000,000          4,994,433
------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York, 5.02%, 6/21/06 1                             8,575,000          8,574,965
------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 5.02%, 6/21/06 11                                5,000,000          4,986,056
------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 5.03%, 6/14/06 11                                   4,961,000          4,951,989
------------------------------------------------------------------------------------------------------
GOVCO, Inc., 5%, 6/12/06 11                                               5,000,000          4,992,361
------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 5.02%, 6/12/06                                        5,000,000          4,992,331
------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 5.02%, 6/15/06 11                       5,000,000          4,990,239
------------------------------------------------------------------------------------------------------
Ormond Quay Funding LLC, 5.03%, 6/26/06 11                                5,000,000          4,982,535
------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 5.01%, 6/8/06 11                      5,000,000          4,995,129
------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.01%, 6/20/06 11                            5,000,000          4,986,779
------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC, 5.02%, 6/23/06 11                                5,000,000          4,984,661
                                                                                       ---------------
Total Short-Term Notes (Cost $58,431,478)                                                   58,431,478
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--32.0% 12
------------------------------------------------------------------------------------------------------
Undivided interest of 0.01% in joint repurchase agreement
(Principal Amount/Value $1,179,827,000, with a maturity value of
$1,179,988,571) with UBS Warburg LLC, 4.93%, dated 5/31/06, to be repurchased at $144,020 on 6/1/06, collateralized by Federal
National Mortgage Assn., 5%-6%, 11/1/35-3/1/36, with a value of
$579,311,666 and Federal Home Loan Mortgage Corp., 5.50%, 6/1/30,
with a value of $626,843,750                                                144,000            144,000
------------------------------------------------------------------------------------------------------
Undivided interest of 74.95% in joint repurchase agreement
(Principal Amount/Value $400,307,000, with a maturity value of
$400,361,153) with DB Alex Brown LLC, 4.87%, dated 5/31/06, to be repurchased at $300,054,585 on 6/1/06, collateralized by U.S.
Treasury Bonds, 3.625%-3.875%, 5/15/09-7/15/09 with a value of
$247,932,322 and U.S. Treasury Nts., 6.50%, 2/15/10, with a value
of $160,468,500 12                                                      300,014,000        300,014,000
------------------------------------------------------------------------------------------------------
Undivided interest of 77.37% in joint repurchase agreement
(Principal Amount/Value $400,157,000, with a maturity value of
$400,211,132) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 4.87%, dated 5/31/06, to be repurchased at
$309,636,881 on 6/1/06, collateralized by U.S. Treasury Bonds,
6.25%-8.125%, 11/15/16-8/15/23, with a value of $408,510,581 12         309,595,000        309,595,000
                                                                                       ---------------
Total Joint Repurchase Agreements (Cost $609,753,000)                                      609,753,000


5                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.8%
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.61% in joint repurchase agreement
(Principal Amount/Value $4,100,000,000, with a maturity value of
$4,100,575,139) with Nomura Securities, 5.05%, dated 5/31/06, to be repurchased at $25,003,507 on 6/1/06, collateralized by U.S.
Agency Mortgages, 0.00%--8.67%, 12/1/08--3/1/44, with a value of
$4,182,000,000 13                                                      $ 25,000,000    $    25,000,000
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.91% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,141,181) with Bank of America NA, 5.0825%, dated 5/31/06, to be repurchased at $9,147,044 on 6/1/06, collateralized by U.S.
Agency Mortgages, 5%, 10/1/35, with a value of $1,020,000,001 13          9,145,753          9,145,753
                                                                                       ----------------
TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED (COST $34,145,753)                                                                   34,145,753
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,081,076,738)                             112.4%     2,141,782,622
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                         (12.4)      (235,574,090)
                                                                       --------------------------------
NET ASSETS                                                                    100.0%   $ 1,906,208,532
                                                                       ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of May 31, 2006 was $728,396, which represents 0.04% of the Fund's net assets. See accompanying Notes.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                         CONTRACTS     EXPIRATION     EXERCISE          PREMIUM
                                   SUBJECT TO CALL           DATE        PRICE         RECEIVED          VALUE
--------------------------------------------------------------------------------------------------------------
Copper Futures, 7/27/06                         56        7/27/06    $     350     $     209,860   $   449,400
London Metals Exchange Zinc
Futures, 6/16/06                               128         6/7/06        3,700           432,605       396,160
                                                                                   ---------------------------
                                                                                   $     642,465   $   845,560
                                                                                   ===========================

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,697,529 or 0.09% of the Fund's net assets as of May 31, 2006.

5. When-issued security or forward commitment to be delivered and settled after May 31, 2006 See accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $109,009,011. See accompanying Notes.

7. Partial or fully-loaned security. See accompanying Notes.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $32,967,817 or 1.73% of the Fund's net assets as of May 31, 2006.

9. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

10. Non-income producing security.

11. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $44,864,182, or 2.35% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

12. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

13. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

14. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                   Contracts   Expiration   Exercise       Premium
              Subject to Put         Date      Price      Received         Value
--------------------------------------------------------------------------------
Natural Gas              338      8/29/06      $7.50    $3,170,755    $4,857,060


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


6                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Federal tax cost of securities                $2,081,199,023
Federal tax cost of other investments            330,317,032
                                              ---------------
Total federal tax cost                        $2,411,516,055
                                              ===============

Gross unrealized appreciation                 $   92,663,830
Gross unrealized depreciation                    (23,989,827)
                                              ---------------
Net unrealized appreciation                   $   68,674,003
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of May 31, 2006, the market value of these securities comprised 22.5% of the Fund's net assets and resulted in unrealized cumulative gains of $67,701,660.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of May 31, 2006, the Fund had purchased $361,629,656 of securities issued on a when-issued basis or forward commitment and sold $132,908,281 of securities issued on a when-issued basis or forward commitment.


7                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


8                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                          UNREALIZED
                                                   EXPIRATION      NUMBER OF      VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                                    DATES      CONTRACTS         MAY 31, 2006     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
AGRICULTURE
Corn                                                  7/14/06          1,383        $  17,373,938      $       3,970
Cotton No. 2                                           7/7/06             50            1,273,500            (13,225)
Soybean                                               7/14/06             27              782,325            (11,210)
Wheat                                                 7/14/06          1,251           26,140,275            466,587
ENERGY
Brent Crude Oil                                       7/14/06          1,607          114,418,400           (487,753)
Crude Oil                                             6/20/06          3,397          242,172,130          4,716,372
Gas Oil                                               7/12/06            562           35,400,863            235,908
Heating Oil                                           6/30/06            657           55,058,308          1,085,574
Natural Gas                                           6/28/06            673           42,964,320         (6,874,031)
Unleaded Gasoline                                     6/30/06            746           65,662,472          1,857,340
LIVESTOCK
Cattle Feeder                                         8/31/06             93            5,074,313            202,033
Lean Hogs                                             7/17/06            607           16,127,990            280,060
Live Cattle                                           8/31/06            651           20,851,530            147,393
INDUSTRIAL METALS
Copper                                                7/27/06            381           34,518,600          5,778,506
London Metals Exchange Aluminum High Grade            7/14/06            301           19,873,525          1,149,973
London Metals Exchange Copper                         7/14/06             25            4,980,000           (123,188)
London Metals Exchange Lead                           7/14/06             62            1,638,350           (368,529)
London Metals Exchange Nickel                         7/14/06             85           11,462,250           (112,413)
                                                    6/16/06 -
London Metals Exchange Zinc                           7/14/06            158           14,706,250            996,255
PRECIOUS METALS
Gold (100 Oz.)                                        8/29/06            240           15,576,000           (180,600)
Silver                                                7/27/06             33            2,055,075            (98,414)
SOFTS
Sugar #11                                             6/30/06            244            4,224,909           (120,731)
GOVERNMENTS
U.S. Long Bonds                                       9/20/06             37            3,930,094            (16,547)
U.S. Treasury Nts., 5 yr                              9/29/06             33            3,419,109             (8,599)
                                                                                                       --------------
                                                                                                           8,504,731
                                                                                                       --------------


9                       |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

CONTRACTS TO SELL
SOFTS
Cocoa                                                 7/14/06            565            8,322,450            101,550
Coffee Cl. C                                          7/19/06            133            4,935,131            458,565
Sugar #11                                             6/30/06             13              225,098             16,281
GOVERNMENTS
U.S. Treasury Nts., 2 yr                              9/29/06          1,671          339,578,531            546,342
U.S. Treasury Nts., 10 yr                             9/20/06            595           62,428,516            437,083
                                                                                                       -------------
                                                                                                           1,559,821
                                                                                                       -------------
                                                                                                       $  10,064,552
                                                                                                       =============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended May 31, 2006 was as follows:

                                                CALL OPTIONS                        PUT OPTIONS
                               -----------------------------      -----------------------------
                                 NUMBER OF         AMOUNT OF        NUMBER OF         AMOUNT OF
                                 CONTRACTS          PREMIUMS        CONTRACTS          PREMIUMS
-----------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2005                         --      $         --              127      $     12,076
Options written                        702         1,068,299              540         3,222,505
Options closed or expired             (400)         (415,957)            (233)          (57,226)
Options exercised                     (118)           (9,877)             (96)           (6,600)
                               ----------------------------------------------------------------
Options outstanding as of
May 31, 2006                           184      $    642,465              338      $  3,170,755
                               ================================================================


10                      |                            OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of May 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                     NOTIONAL     TERMINATION       UNREALIZED
COUNTERPARTY               SWAP DESCRIPTION                                                AMOUNT           DATES     DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
                           Received or paid monthly. The Counterparty pays the
                           Fund a Floating Payment which is the sum of the
                           Notional Amount, the Lehman Brothers CMBS Index Spread
                           and the Financial Spread on the initial Notional
                           Amount for the Swap Interest Accrual Period. In
                           addition, the Counterparty, pays the Fund the Total
                           Return Amount if it is a positive value for a given
                           Index Period. If it is a negative, the Fund pays the
                           Counterparty the absolute value of the Total Return
Deutsche Bank AG           Amount for a given Index Period, on each Payment Date.    $  18,090,000        12/1/06     $         --

                           Received or paid monthly. If the sum of the Lehman
                           Brothers CMBS Index Payer Payment Amount and the
                           Floating Rate Payer Payment Amount is positive, the
                           Counterparty will pay such amount to the Fund. If the
                           sums are negative, then the Fund shall pay the
Goldman Sachs Group,       absolute value of such amount to the
Inc. (The)                 Counterparty.                                                40,000,000         6/1/06           84,744

                           Rate Paid, Spread Change times Duration times Notional
                           Amount, Rate Received Carry Amount, plus Spread Return
                           Amount, if it is positive. (Spread on Lehman Brothers
Lehman Brothers            CMBS AAA 8.5+ Index as of the close of one Business
Special Financing, Inc.    Day prior to the Period End Date plus 15 BPS)                20,670,000        12/1/06               --
                                                                                                                      ------------
                                                                                                                      $     84,744
                                                                                                                      ============
Abbreviation as follows:

CMBS                       Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of May 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2006, the Fund had on loan securities valued at $36,807,907. Collateral of $37,196,535 was received for the loans, of which $34,145,753 was received in cash and subsequently invested in approved instruments.

11                      |                            OPPENHEIMER REAL ASSET FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Asset Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date:    07/13/2006


By:      /s/ Brian W. Wixted
         ----------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    07/13/2006